CONSOLIDATED STATEMENTS OF CASH FLOWS - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Cash generated from/(used in) operations	¥ 74,306	¥ (74,499)	¥ 51,715
Income tax paid	(20)	(627)	(624)
Net cash generated from/(used in) operating activities	74,286	(75,126)	51,091
Cash flows from investing activities
Net cash used in business combinations		(642)	(7,273)
Proceeds from disposal of property, plant and equipment	11		166
Purchase of and deposit paid for property, plant and equipment	(55,244)	(1,597)	(33,237)
Purchase of and deposit paid for intangible assets	(215)	(81)	(205)
Deposit from investors			20,000
Restricted cash	1,547	(1,547)	8,712
Balances with related parties	717	(2,690)	1,550
Interest income received	78	155	113
Proceeds from disposal of associate	80
Proceeds from disposal of subsidiaries	824	9,536	(1,351)
Proceeds from ceased operation of subsidiaries	(44)	(23)
Net cash (used in)/generated from investing activities	(52,246)	3,111	(11,525)
Cash flows from financing activities
Proceeds from borrowings	85,166	164,300	97,880
Repayment of borrowings	(130,190)	(141,920)	(68,928)
Repayment of lease liabilities	(25,672)	(11,041)	(50,575)
Proceeds from other borrowings	13,547	112,014	143,018
Repayment of other borrowings	(73,098)	(157,098)	(152,687)
Interest paid	(10,146)	(14,606)	(12,828)
Issuance of shares		94,153
Addition of paid-in capital	170,001
Dividends paid to non-controlling interests	(546)	(250)	(1,115)
Net cash generated from/(used in) financing activities	29,062	45,552	(45,235)
Net (decrease)/increase in cash and cash equivalents	51,102	(26,463)	(5,669)
Cash and cash equivalents at beginning of the year	12,161	39,289	44,384
Effect of changes in foreign exchange rates	(927)	(665)	574
Cash and cash equivalents at end of the year	¥ 62,336	¥ 12,161	¥ 39,289